Commitments and Contingencies (Environmental Liability) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Site Contingency [Line Items]
Accrual for Environmental Loss Contingencies, Gross	$ 696,491,000
Tantalo Site [Member]
Site Contingency [Line Items]
Site Contingency, Name of Site	Tantalo
Tantalo Site Contingency, Accrual, Present Value	12,885,000	13,446,000
Accrual for Environmental Loss Contingencies, Gross	$ 12,885,000	$ 13,446,000
Tantalo Site Contingency, Details	The Company has an accrued environmental liability consisting of remediation and 30 years of post-closure monitoring totaling $12,885 (2013 - $13,446 ) recorded in landfill closure and post-closure costs, related to an inactive landfill (hereinafter referred to as “Tantalo”), which the Company assumed as part of the IESI acquisition. The initial remediation work commenced in 2004, and the post-closure monitoring commenced in 2007. Tantalo is a landfill that stopped accepting waste in 1976 and was identified by the State of New York as an “Inactive Hazardous Waste Disposal Site”. During its period of operation, Tantalo received both municipal and industrial waste, some of which was found to exhibit “hazardous” characteristics as defined by the U.S. Resource Conservation and Recovery Act. Past activities at Tantalo have resulted in the release of hazardous wastes into the groundwater. A remediation program was developed for Tantalo in conjunction with the New York State Department of Environmental Conservation. The remediation program includes: installation of groundwater barriers, protective liner caps, leachate and gas collection systems, and storm-water drainage controls, as well as methods to accelerate the decontamination process.
Tantalo Site Contingency, Time Frame of Disbursements	The Company has an accrued environmental liability consisting of remediation and 30 years of post-closure monitoring
Tantalo Site Contingency, Remediation Commencement Year	2004
Tantaol Site Contingency, Monitoring Commencement Date	2007
Tantalo Site Contingency, Year Landfill Stopped Accepting Waste	1976